Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
NORTHEAST INVESTORS TRUST
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NTHEX
Average Annual Return, Percent	11.13%	6.40%	3.45%
US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			US High Yield Index
Average Annual Return, Percent	7.23%	5.53%	6.07%